Related Party Agreements and Transactions (Details) - Guggenheim [Member] - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Investment Advisory Agreement - management fee	[1],[2]	$ 123	$ 255
Administrative Services Agreement - expense reimbursement	[1],[2]	90	102
Share on capital structuring fees and administrative agency fees	[1],[2]	$ 2	$ 2

[1]	As of March 31, 2024 and March 31, 2023
[2]	Related party transactions not included in the table above consist of Independent Trustees fees and expenses and sales and repurchase of the Master Fund Shares to/from affiliated Feeder Funds as disclosed in the Master Fund’s consolidated statements of operations and consolidated statements of changes in net assets, respectively. In accordance with the Liquidation Plan, the Master Fund’s share repurchase program has been suspended effective March 31, 2021.